UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            June 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 One Financial Plaza
                                         120 S. Sixth St., Ste. 1000
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, MN    7/1/2006
(Signature)                              (City/State)       (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total:  1,157,467

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPUTICS  COM              00635P107    24363   546000 SH       SOLE                   386400            159600
ADVISORY BOARD CO              COM              00762W107    11566   240500 SH       SOLE                   170100             70400
AKAMAI TECHNOLOGIES            COM              00971T101    24812   685615 SH       SOLE                   485215            200400
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    19549  1113900 SH       SOLE                   787900            326000
ALPHATEC HOLDINGS INC.         COM              02081G102     4812   763800 SH       SOLE                   539700            224100
AMBASSADORS GROUP INC.         COM              023177108     8878   307400 SH       SOLE                   217900             89500
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108    12053   723900 SH       SOLE                   512400            211500
ANGIODYNAMICS INC              COM              03475V101    14997   554400 SH       SOLE                   392300            162100
APPLIX INC                     COM              038316105    11742  1591100 SH       SOLE                  1137700            453400
ARTHROCARE CORP                COM              043136100    18589   442500 SH       SOLE                   313200            129300
AT RD INC COM                  COM              04648K105    12816  2321800 SH       SOLE                  1642600            679200
BIO-REFERENCE LABS INC         COM              09057G602    13039   599200 SH       SOLE                   424000            175200
BJ's RESTAURANTS, INC.         COM              09180c106     9347   418400 SH       SOLE                   296500            121900
CBEYOND, INC.                  COM              149847105     6006   275400 SH       SOLE                   195300             80100
CONCUR TECHNOLOGIES INC        COM              206708109    19358  1251300 SH       SOLE                   885500            365800
COSTAR GROUP INC               COM              22160N109    31542   527200 SH       SOLE                   373100            154100
CRA INTERNATIONAL INC          COM              12618T105    12319   272900 SH       SOLE                   193300             79600
CYBERSOURCE CORP.              COM              23251J106     8458   722900 SH       SOLE                   511200            211700
DEALERTRAK HOLDINGS INC        COM              242309102    18625   842400 SH       SOLE                   595800            246600
DSW INC.                       COM              23334L102    32144   882600 SH       SOLE                   624300            258300
ECOLLEGE.COM                   COM              27887E100    26846  1269900 SH       SOLE                   898600            371300
EURONET WORLDWIDE INC          COM              298736109    24772   645600 SH       SOLE                   457300            188300
FACTSET RESH SYS INC           COM              303075105    13708   289820 SH       SOLE                   204770             85050
FORMFACTOR INC                 COM              346375108    37047   830100 SH       SOLE                   586100            244000
FOXHOLLOW TECHNOLOGIES INC.    COM              35166A103    11581   423900 SH       SOLE                   300200            123700
GAIAM INC-CLASS A              COM              36268Q103    16772  1196300 SH       SOLE                   846600            349700
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108    21758   780400 SH       SOLE                   551700            228700
HITTITE MICROWAVE              COM              43365Y104    18181   502800 SH       SOLE                   353400            149400
HOLOGIC INC.                   COM              436440101     7236   146600 SH       SOLE                   103700             42900
HURON CONSULTING GROUP         COM              447462102    18756   534500 SH       SOLE                   376800            157700
ID SYSTEMS INC                 COM              449489103     5998   338300 SH       SOLE                   238900             99400
INTRALASE CORP                 COM              461169104    10208   609800 SH       SOLE                   431500            178300
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205    26240   840500 SH       SOLE                   595100            245400
KENEXA CORP                    COM              488879107    17091   536600 SH       SOLE                   380500            156100
KVH INDS INC                   COM              482738101     8723   748100 SH       SOLE                   530300            217800
KYPHON INC                     COM              501577100     9874   257400 SH       SOLE                   182200             75200
LIFE TIME FITNESS INC.         COM              53217R207    21020   454300 SH       SOLE                   321400            132900
LIFECELL CORPORATION           COM              531927101    44622  1443139 SH       SOLE                  1020739            422400
LIVEPERSON INC                 COM              538146101    12860  2651500 SH       SOLE                  1876200            775300
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100    18217   765400 SH       SOLE                   541800            223600
NETSCOUT SYSTEMS INC.          COM              64115T104    10198  1143300 SH       SOLE                   808400            334900
NEUROMETRIX INC                COM              641255104     6537   214600 SH       SOLE                   151900             62700
NEUSTAR, INC.                  COM              64126X201    33854  1003090 SH       SOLE                   710190            292900
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105     9327   519900 SH       SOLE                   368500            151400
NUVASIVE INC.                  COM              670704105     5653   310100 SH       SOLE                   219600             90500
O REILLY AUTOMOTIVE INC        COM              686091109    14962   479690 SH       SOLE                   340090            139600
OMNICELL INC                   COM              68213N109     5857   423800 SH       SOLE                   299900            123900
ONLINE RESOURCES CORP          COM              68273G101    12434  1202500 SH       SOLE                   850900            351600
OPENWAVE SYSTEMS INC           COM              683718308     3509   304100 SH       SOLE                   215100             89000
PER-SE TECHNOLOGIES INC.       COM              713569309     8745   347300 SH       SOLE                   245800            101500
PERFICIENT INC.                COM              71375U101    16300  1318800 SH       SOLE                   933000            385800
PHASE FORWARD INC.             COM              71721R406    17559  1524200 SH       SOLE                  1080500            443700
POWER INTEGRATIONS INC         COM              739276103     3678   210400 SH       SOLE                   148800             61600
PROVIDENCE SVC CORP            COM              743815102    12077   443500 SH       SOLE                   313900            129600
RESMED INC                     COM              761152107    19112   407080 SH       SOLE                   288280            118800
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    19329  1158800 SH       SOLE                   819800            339000
SIRF TECHNOLOGY HOLDINGS INC   COM              82967H101    19989   620400 SH       SOLE                   439500            180900
SPECTRANETICS CORP             COM              84760C107    16204  1511600 SH       SOLE                  1069900            441700
STAMPS.COM INC                 COM              852857200    22750   817772 SH       SOLE                   579372            238400
STRAYER ED INC COM             COM              863236105    14063   144800 SH       SOLE                   102800             42000
SUMTOTAL SYSTEMS INC.          COM              866615107     9085  1448900 SH       SOLE                  1027300            421600
TEXAS ROADHOUSE INC            COM              882681109     5570   412000 SH       SOLE                   292000            120000
TOWER GROUP INC.               COM              891777104    12551   414900 SH       SOLE                   294100            120800
TRACTOR SUPPLY COMPANY         COM              892356106    16505   298630 SH       SOLE                   211530             87100
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    37244  1943850 SH       SOLE                  1376350            567500
USANA HEALTH SCIENCES INC      COM              90328M107    11768   310500 SH       SOLE                   219900             90600
VASCO DATA SECURITY INTL       COM              92230Y104     8360  1001200 SH       SOLE                   713100            288100
VISICU INC.                    COM              92831L204     6285   356100 SH       SOLE                   252000            104100
VISTAPRINT LTD                 COM              G93762204     3805   142300 SH       SOLE                   101100             41200
VOCUS INC                      COM              92858J108    11049   775400 SH       SOLE                   548600            226800
VOLCOM INC                     COM              92864N101    12735   398100 SH       SOLE                   281800            116300
VOLTERRA SEMICONDUCTOR CORP    COM              928708106    16807  1101400 SH       SOLE                   778700            322700
WEBEX COMMUNICATIONS INC.      COM              94767L109     6159   173300 SH       SOLE                   122700             50600
WEBSITE PROS INC.              COM              94769V105     6368   618900 SH       SOLE                   438100            180800
ZUMIEZ INC                     COM              989817101    34512   918600 SH       SOLE                   650200            268400